Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Changes in Equity
OCI, tax expense (recovery)	$ 10	$ (6)
Dividends per common share declared	$ 2.8775	$ 2.7875